Related parties - Number of ING Groep N.V. shares and stock options to key management personnel (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	3,021,543,000	3,147,391,000	3,498,194,000
ING Groep N.V. | Executive Board of ING Groep N.V.
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	178,187	152,652
ING Groep N.V. | Management Board Banking
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	415,008	343,055
ING Groep N.V. | Supervisory Board members
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	9,395	5,295